Supplemental Guarantor Financial Information (Condensed Consolidated Statements of Cash Flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)		$ 1,177,172	$ 808,498	$ 295,402
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,843,003	1,282,228	337,730
Asset impairment		16,335	21,828	26,155
Amortization of debt issuance costs and debt discount		45,582	86,184	47,442
Amortization of lease premium intangibles		23,042	17,967	8,746
Amortization of fair value adjustments on debt		(442,972)	(330,924)
Accretion of fair value adjustments on deposits and maintenance liabilities		76,246	71,806
Maintenance rights write off	[1]	628,643	130,806
Maintenance liability release to income		243,809	92,296	13,479
Net gain on sale of assets		(183,328)	(37,497)	(41,873)
Deferred income taxes		110,353	115,859	21,186
Restructuring expenses		49,311
Other		90,074	102,139	(1,921)
Net cash provided by operating activities		3,360,040	2,313,674	693,261
Purchase of flight equipment		(2,772,110)	(2,088,444)	(1,782,839)
Proceeds from sale or disposal of assets		1,568,235	569,633	664,415
Prepayments on flight equipment		(791,546)	(458,174)	(213,320)
Acquisition of ILFC, net of cash acquired			(195,311)
Capital contributions to equity investments				(13,180)
Collections of finance and sales-type leases		54,975	40,983	1,617
Movement in restricted cash		297,941	282,523	7,866
Other	[2]	(73,400)
Net cash used in investing activities		(1,715,905)	(1,848,790)	(1,335,441)
Issuance of debt		3,913,840	5,411,602	2,299,706
Repayment of debt		(4,043,743)	(4,826,775)	(1,889,194)
Debt issuance costs paid		(49,417)	(134,963)	(45,213)
Maintenance payments received		776,488	561,558	100,708
Maintenance payments returned		(558,477)	(286,041)	(56,909)
Lessee deposit liability		891,454	848,332
Security deposits received		171,408	107,332	23,364
Security deposits returned		(144,445)	(98,656)	(15,032)
Repurchase of shares and tax withholdings on share-based compensation	[3]	(793,945)
Net cash (used in) provided by financing activities		(728,291)	734,057	417,430
Net increase (decrease) in cash and cash equivalents		915,844	1,198,941	(224,750)
Effect of exchange rate changes		(3,115)	(4,086)	(137)
Cash and cash equivalents at beginning of period		1,490,369	295,514	520,401
Cash and cash equivalents at end of period		2,403,098	1,490,369	295,514
AerCap Aviation Notes [Member]
Net income (loss)		1,177,000	808,000	295,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,843,000	1,282,000	338,000
Asset impairment		16,000	22,000	26,000
Amortization of debt issuance costs and debt discount		46,000	86,000	47,000
Amortization of lease premium intangibles		23,000	18,000	9,000
Amortization of fair value adjustments on debt		(443,000)	(331,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		76,000	72,000
Maintenance rights write off		629,000	131,000
Maintenance liability release to income		(244,000)	(92,000)	(13,000)
Net gain on sale of assets		(183,000)	(38,000)	(42,000)
Net (gain) loss on sale of assets			(37,000)
Deferred income taxes		110,000	116,000	21,000
Restructuring expenses		49,000
Other		90,000	102,000	(3,000)
Cash flow from operating activities before changes in working capital		3,189,000	2,177,000	678,000
Working capital		171,000	137,000	15,000
Net cash provided by operating activities		3,360,000	2,314,000	693,000
Purchase of flight equipment		(2,772,000)	(2,090,000)	(1,783,000)
Proceeds from sale or disposal of assets		1,568,000	570,000	664,000
Prepayments on flight equipment		(792,000)	(458,000)	(213,000)
Acquisition of ILFC, net of cash acquired			(195,000)
Capital contributions to equity investments				(13,000)
Collections of finance and sales-type leases		55,000	41,000	3,000
Movement in restricted cash		298,000	282,000	8,000
Other		(73,000)
Net cash used in investing activities		(1,716,000)	(1,850,000)	(1,334,000)
Issuance of debt		3,914,000	5,412,000	2,300,000
Repayment of debt		(4,044,000)	(4,827,000)	(1,890,000)
Debt issuance costs paid		(49,000)	(135,000)	(45,000)
Maintenance payments received		776,000	562,000	101,000
Maintenance payments returned		(558,000)	(286,000)	(57,000)
Security deposits received		171,000	107,000	23,000
Security deposits returned		(144,000)	(99,000)	(15,000)
Repurchase of shares and tax withholdings on share-based compensation		(794,000)
Net cash (used in) provided by financing activities		(728,000)	734,000	417,000
Net increase (decrease) in cash and cash equivalents		916,000	1,198,000	(224,000)
Effect of exchange rate changes		(3,000)	(4,000)
Cash and cash equivalents at beginning of period		1,490,000	296,000	520,000
Cash and cash equivalents at end of period		2,403,000	1,490,000	296,000
AerCap Aviation Notes [Member] | AerCap Holdings N.V. [Member]
Net income (loss)		1,179,000	810,000	292,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		(1,262,000)	(882,000)	(315,000)
Amortization of debt issuance costs and debt discount		1,000	3,000	1,000
Deferred income taxes		(28,000)
Other		64,000	43,000	9,000
Cash flow from operating activities before changes in working capital		(46,000)	(26,000)	(13,000)
Working capital		846,000	163,000	(136,000)
Net cash provided by operating activities		800,000	137,000	(149,000)
Proceeds from sale or disposal of assets			21,000
Net cash used in investing activities			21,000
Issuance of debt		300,000	75,000	150,000
Repayment of debt		(300,000)	(225,000)
Debt issuance costs paid				(2,000)
Repurchase of shares and tax withholdings on share-based compensation		(794,000)
Net cash (used in) provided by financing activities		(794,000)	(150,000)	148,000
Net increase (decrease) in cash and cash equivalents		6,000	8,000	(1,000)
Effect of exchange rate changes		1,000	(1,000)
Cash and cash equivalents at beginning of period		7,000		1,000
Cash and cash equivalents at end of period		14,000	7,000
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Net income (loss)		(15,000)	(20,000)	(12,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs and debt discount		1,000	1,000	1,000
Deferred income taxes		(5,000)
Cash flow from operating activities before changes in working capital		(19,000)	(19,000)	(11,000)
Working capital		19,000	19,000	11,000
AerCap Aviation Notes [Member] | AerCap Ireland [Member]
Net income (loss)		1,072,000	700,000	140,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		(1,088,000)	(869,000)	(202,000)
Dividends received			12,000	3,000
Depreciation and amortization		52,000	9,000	3,000
Amortization of debt issuance costs and debt discount		9,000		1,000
Accretion of fair value adjustments on deposits and maintenance liabilities		1,000
Maintenance rights write off		7,000
Maintenance liability release to income		(4,000)
Net gain on sale of assets		(14,000)	(10,000)	12,000
Net (gain) loss on sale of assets			(10,000)
Deferred income taxes		(2,000)	93,000	6,000
Other		26,000	7,000
Cash flow from operating activities before changes in working capital		59,000	(58,000)	(37,000)
Working capital		537,000	1,131,000	100,000
Net cash provided by operating activities		596,000	1,073,000	63,000
Purchase of flight equipment		(299,000)	(1,198,000)
Proceeds from sale or disposal of assets		94,000	737,000
Prepayments on flight equipment			(2,000)	20,000
Collections of finance and sales-type leases		3,000
Movement in restricted cash		(11,000)	1,000
Net cash used in investing activities		(213,000)	(462,000)	20,000
Issuance of debt			43,000
Repayment of debt		(8,000)	(10,000)	(107,000)
Debt issuance costs paid		(1,000)
Maintenance payments received		19,000	26,000	3,000
Maintenance payments returned		(20,000)
Security deposits received		20,000	9,000
Security deposits returned		(7,000)	(2,000)	(3,000)
Net cash (used in) provided by financing activities		3,000	66,000	(107,000)
Net increase (decrease) in cash and cash equivalents		386,000	677,000	(24,000)
Effect of exchange rate changes		(9,000)	(1,000)	1,000
Cash and cash equivalents at beginning of period		816,000	140,000	163,000
Cash and cash equivalents at end of period		1,193,000	816,000	140,000
AerCap Aviation Notes [Member] | Non-Guarantors [Member]
Net income (loss)		1,275,000	900,000	318,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		16,000	169,000	62,000
Depreciation and amortization		1,791,000	1,273,000	335,000
Asset impairment		16,000	22,000	26,000
Amortization of debt issuance costs and debt discount		35,000	82,000	44,000
Amortization of lease premium intangibles		23,000	18,000	9,000
Amortization of fair value adjustments on debt		(443,000)	(331,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		75,000	72,000
Maintenance rights write off		622,000	131,000
Maintenance liability release to income		(240,000)	(92,000)	(13,000)
Net gain on sale of assets		(169,000)	(28,000)	(42,000)
Net (gain) loss on sale of assets			(27,000)
Deferred income taxes		145,000	23,000	15,000
Restructuring expenses		49,000
Other			52,000	(12,000)
Cash flow from operating activities before changes in working capital		3,195,000	2,292,000	742,000
Working capital		(1,231,000)	(1,176,000)	40,000
Net cash provided by operating activities		1,964,000	1,116,000	782,000
Purchase of flight equipment		(2,473,000)	(892,000)	(1,783,000)
Proceeds from sale or disposal of assets		1,474,000	(188,000)	664,000
Prepayments on flight equipment		(792,000)	(456,000)	(233,000)
Acquisition of ILFC, net of cash acquired			(195,000)
Capital contributions to equity investments				(13,000)
Collections of finance and sales-type leases		52,000	41,000	3,000
Movement in restricted cash		309,000	281,000	8,000
Other		(73,000)
Net cash used in investing activities		(1,503,000)	(1,409,000)	(1,354,000)
Issuance of debt		3,614,000	5,294,000	2,150,000
Repayment of debt		(3,736,000)	(4,592,000)	(1,783,000)
Debt issuance costs paid		(48,000)	(135,000)	(43,000)
Maintenance payments received		757,000	536,000	98,000
Maintenance payments returned		(538,000)	(286,000)	(57,000)
Security deposits received		151,000	98,000	23,000
Security deposits returned		(137,000)	(97,000)	(12,000)
Dividends paid			(12,000)	(3,000)
Net cash (used in) provided by financing activities		63,000	806,000	373,000
Net increase (decrease) in cash and cash equivalents		524,000	513,000	(199,000)
Effect of exchange rate changes		5,000	(2,000)	(1,000)
Cash and cash equivalents at beginning of period		667,000	156,000	356,000
Cash and cash equivalents at end of period		1,196,000	667,000	156,000
AerCap Aviation Notes [Member] | Eliminations [Member]
Net income (loss)		(2,334,000)	(1,582,000)	(443,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		$ 2,334,000	1,582,000	455,000
Dividends received			(12,000)	(3,000)
Net gain on sale of assets				(12,000)
Cash flow from operating activities before changes in working capital			(12,000)	(3,000)
Net cash provided by operating activities			(12,000)	(3,000)
Dividends paid			12,000	3,000
Net cash (used in) provided by financing activities			$ 12,000	$ 3,000

[1]	(a) Maintenance rights write off consisted of the following: EOL and MR contract maintenance rights expense$ 348,366$ 54,507$ - EOL contract maintenance rights write off due to cash receipt 118,438 27,570 - MR contract maintenance rights write off due to maintenance liability release 161,839 48,729 - Maintenance rights write off$ 628,643$ 130,806$ -
[2]	Relates to the settlement of three asset value guarantees during the year ended December 31, 2015. Refer to Note 29-Commitments and contingencies.
[3]	Includes the Share Repurchase of $750.0 million from AIG and $11.2 million of related expenses. Refer to Note 17-Equity and Note 28-Related party transactions for further details.